Right of Use Assets (Details) - Schedule of future lease payments under operating leases $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future lease payments under operating leases [Abstract]
2022	$ 967
2023 and thereafter	802
Total lease payments	1,769
Less: imputed interest	204
Present value of lease liabilities	$ 1,565